Summary of Significant Accounting Policies (Details Narrative)		6 Months Ended
	Jan. 02, 2019	Jun. 30, 2019 USD ($) Number	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Cash equivalents
Cash and cash equivalents		1,279,189		1,653,260
Restricted cash		104,833
Allowance for doubtful accounts		5,326,790		$ 3,683,842	$ 2,981,705
Rental income		213,000	$ 209,000
Recognized revenue		39,000	736,000
Stock based compensation expenses		$ 324,000	$ 312,000
Number of reportable segments | Number		2
Accounting Standards Update 2016-02 [Member] | Non-cancelable Operating Lease Agreements [Member]
Operating lease, description	The Company owns two units of office space renting out to a third party and a related party under non-cancelable operating lease agreements with lease terms of six years starting from May 1, 2016 and three years starting from July 1, 2019, respectively.
Accounting Standards Update 2016-02 [Member] | Non-cancelable Operating Lease Agreements [Member] | Third Party [Member]
Operating lease term	6 years
Accounting Standards Update 2016-02 [Member] | Non-cancelable Operating Lease Agreements [Member] | Related Party [Member]
Operating lease term	3 years
Minimum [Member]
Non-cancelable operating lease agreements, lease terms		3 years
Maximum [Member]
Non-cancelable operating lease agreements, lease terms		6 years